CHANGES IN OPERATING WORKING CAPITAL (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CHANGES IN OPERATING WORKING CAPITAL
Decrease/(increase) in accounts receivable	50	(34)	(277)
Decrease in inventories	27	3	25
Decrease/(increase) in other current assets	64	(15)	(90)
Increase in accounts payable and other	146	243	64
Increase/(decrease) in accrued interest		10	(14)
Decrease/(Increase) in Operating Working Capital	287	207	(292)